CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2014 Kingsoft USD ($)	Dec. 31, 2014 Kingsoft CNY	Dec. 31, 2013 Kingsoft CNY	Dec. 31, 2012 Kingsoft CNY
Revenue	$ 284,237	[1]	1,763,579	[1]	749,911	[1]	287,927	[1]	$ 3,546	22,002	2,070
Cost of revenues	(65,018)	[1]	(403,412)	[1]	(140,526)	[1]	(71,560)	[1]	(2,861)	(17,752)	(1,950)
Gross profit	219,219		1,360,167		609,385		216,367		685	4,250	120
Operating expenses
Research and development	(70,406)	[1]	(436,840)	[1]	(217,846)	[1]	(114,329)	[1]	(7,093)	(44,011)	(12,491)
Selling and marketing	(93,577)	[1]	(580,610)	[1]	(201,504)	[1]	(57,167)	[1]	(5)	(31)
General and administrative	(41,912)	[1]	(260,047)	[1]	(97,817)	[1]	(34,408)	[1]	(2,112)	(13,103)	(15,146)	(1,541)
Total operating expenses	(205,895)	[1]	(1,277,497)	[1]	(517,167)	[1]	(205,904)	[1]	(9,210)	(57,145)	(27,637)	(1,541)
Other income (expenses)
Equity in profit of subsidiaries	(878)		(5,447)		(1,849)		0		15,990	99,213	76,031	9,747
Interest income	4,548		28,216		7,077		3,263		3,370	20,908	2,494	1,442
Change in fair value of redemption right granted to a non-controlling shareholder	576		3,576		11,146				576	3,576	11,146
Changes in fair value of contingent consideration	2,216		13,749		1,067		297		283	1,755	973
Foreign exchange differences	3		16		920		47		(3)	(17)	946	215
Income before taxes	14,651		90,904		110,688		14,759		11,125	69,030	62,127	9,863
Income tax expenses	(3,867)		(23,993)		(48,670)		(4,915)		(176)	(1,089)	(109)	(19)
Net income attributable to Cheetah Mobile Inc.	10,950		67,941		62,018		9,844		10,950	67,941	62,018	9,844
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(1,121)		(6,960)		(6,087)		(260)		(1,115)	(6,918)	(8,807)	(260)
Other comprehensive income (loss)									(1,115)	(6,918)	(8,807)	(260)
Total comprehensive income attributable to Cheetah Mobile Inc.	$ 9,360		58,075		76,860		9,584		$ 9,360	58,075	76,860	9,584

[1]	The amount of transactions with related parties recorded in revenue, cost of revenues, operating expenses and other income, net are as follows: Years ended December 31, 201220132014 RMBRMBRMBUS$ Revenues 72,651 111,218 86,708 13,975Cost of revenues (11,189) (9,296) (4,767) (769)Research and development (4,705) (4,174) (4,212) (679)Selling and marketing (312) (256) (27,931) (4,501)General and administrative (91) (2,021) (5,158) (831)Other income, net 1,185 — — —Details of the related party transactions are set out in note 15(b) to the consolidated financial statements.